Document And Entity Information	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Electra Therapeutics, Inc.
Entity Central Index Key	0002088082
Entity Emerging Growth Company	true
Entity File Number	001-43477
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2193635
Entity Address, Address Line One	230 E Grand Avenue
Entity Address, Address Line Two	Suite S-100
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	888
Local Phone Number	743-2290
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	ETRA
Security Exchange Name	NASDAQ